CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 29, 2019
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS: Cash and cash equivalents consisted entirely of bank balances as at December 29, 2019 and December 30, 2018.